Trade and other payables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other payables [line items]
Trade and other payables	£ 15,844	£ 16,263
Revenue recognized in deferred income	192	85
Customer return and rebate accruals	6,799	6,627
Interest accrued on financial liabilities at amortized cost	162	207
Estimated rebates, discounts or allowances payable to customers | US Pharmaceuticals and vaccines
Disclosure of trade and other payables [line items]
Customer return and rebate accruals	5,781	5,717
Associates and joint ventures
Disclosure of trade and other payables [line items]
Trade and other payables	£ 0	£ 0